CORPORATE INFORMATION (Tables)	12 Months Ended
Mar. 31, 2026
Corporate information and statement of IFRS compliance [abstract]
Schedule of Subsidiaries Name Changes	Furthermore, the following subsidiaries have changed their legal names:

Prior Name	New Name	Effective Date
Cybin US Holdings Inc.	Helus US Inc.	January 2, 2026
Cybin Corp.	Helus Pharma Corp.	January 5, 2026
Cybin International Limited	Helus International Limited	January 6, 2026